Employee benefits - Additional Information (Details) - EUR (€) € in Thousands		12 Months Ended
	Mar. 24, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about defined benefit plans [abstract]
Other long term benefits, years of service, threshold two	15 years	15 years
Other long term benefits, years of service, threshold three	20 years	20 years
Other long term benefits, years of service, threshold one	10 years	10 years
Increase (decrease) in employee benefit obligation per 50 basis point changes in discount rate		€ 328
Post-employment benefit expense, defined contribution plans		€ 1,420	€ 1,375	€ 1,277